Income Tax - Components of Income (Loss) before Income Tax, Equity, Net of Tax and Noncontrolling Interest (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Line Items]
Income from continuing operations before income tax provision, equity in income, net of tax and noncontrolling interest	$ 20	$ 24	$ 33	$ 59	$ 69	$ 79	$ 58
United States [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Line Items]
United States					(20)	(17)	(31)
Non-United States [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Line Items]
Non-United States					$ 89	$ 96	$ 89